Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM ASSOCIATES FUNDS TRUSTS
Prospectus Date	rr_ProspectusDate	Apr. 01, 2018
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2018